Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We recognize that maintaining the trust and confidence of our patients, business partners, and employees is integral to our long-term success. Central to this commitment is our comprehensive approach to cybersecurity and the protection of sensitive data.

We maintain processes and systems designed to identify, assess, manage, and mitigate risks arising from cybersecurity threats as part of our overall enterprise risk management framework. Cybersecurity risk management activities are embedded within our broader operational risk and compliance processes and are intended to support the protection of information systems, research and development data, corporate information, and other critical business operations.

We maintain a comprehensive cybersecurity framework consisting of formal policies, procedures, and systems designed to identify, assess, and manage cybersecurity risks, including the implementation of structured and periodic cyber risk assessment activities. In 2025, we further strengthened our cybersecurity and operational resilience capabilities, including enhancements to business continuity preparedness, vulnerability detection, and related remediation processes. We conduct periodic cybersecurity assessments to evaluate potential threats and vulnerabilities affecting our information systems and third-party service providers. These assessments consider internal systems, external service providers, and supply chain relationships. We leverage qualified third-party service providers to support continuous monitoring activities, specialized cybersecurity services, and vulnerability management functions, while maintaining internal oversight and accountability.

In 2025, we implemented additional business continuity initiatives designed to enhance our preparedness for potential disruptive events, including cybersecurity incidents. These initiatives included the formalization and testing of business continuity procedures for critical processes, improved alignment between disaster recovery mechanisms and incident response protocols, and the planning and execution of periodic exercises to evaluate response effectiveness and recovery readiness. These efforts are intended to reduce potential operational disruption and support the timely restoration of IT resources in the event of an incident.

We utilize a Security Operations Center (SOC) model to support continuous monitoring of networks, endpoints, and systems. Monitoring activities incorporate threat intelligence capabilities designed to identify, analyze, and respond to potential cybersecurity events promptly. During 2025, we expanded the scope and automation of vulnerability scanning activities and enhanced endpoint protection and remediation capabilities. These enhancements were designed to strengthen proactive risk mitigation and reduce potential exposure to exploitation of identified system weaknesses through timely corrective actions.

We maintain a structured incident response process that includes procedures for detection, assessment, containment, eradication, remediation, and post-incident review, consistent with principles set forth in the National Institute of Standards and Technology (NIST) Cybersecurity Framework. Escalation protocols are established to facilitate timely communication of significant cybersecurity matters to senior management and, where appropriate, to our Board of Directors, including consideration of disclosure obligations under applicable laws and regulations. Our Board of Directors oversees cybersecurity risk as part of its overall risk oversight responsibilities and receives periodic updates from management regarding our cybersecurity posture, risk landscape, operational resilience preparedness, and mitigation initiatives, which are finally approved by them.

We have ultimate accountability for cybersecurity risk management and are responsible for making critical decisions in connection with cybersecurity incident response. Furthermore, we designated a Chief Information Security Officer (CISO) responsible for leading the cybersecurity program. The CISO’s responsibilities include defining cybersecurity strategy based on the results of periodic cyber risk assessments, overseeing the implementation of technical and organizational security controls, supervising incident response activities, and coordinating risk mitigation initiatives. The CISO has professional experience in information security governance and risk management, including experience in regulated environments, and works in coordination with the Security Committee. The Security Committee, coordinated by our Finance Director, supports oversight of cybersecurity risk management activities and provides periodic briefings to our senior management and our Board of Directors regarding cybersecurity risks, monitoring activities, vulnerability management efforts, business continuity readiness, and other significant developments.

We also maintain a security awareness program applicable to all personnel. This program includes periodic training sessions addressing cybersecurity risks, evolving threat scenarios, and best practices for information protection, as well as simulated phishing exercises designed to enhance awareness and preparedness. Participation in such training activities is mandatory and forms part of our broader culture of security and risk awareness.

As of the date of this report, we are not aware of any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition. Cybersecurity threats continue to evolve, and despite the implementation of protective and detective measures, we cannot be considered immune from potential impacts arising from emerging cybersecurity threats, which could result in future incidents. We intend to continue enhancing our cybersecurity and operational resilience capabilities, including improvements in detection technologies, vulnerability management processes, and business continuity preparedness, consistent with international security frameworks and evolving regulatory expectations.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this report, we are not aware of any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition. Cybersecurity threats continue to evolve, and despite the implementation of protective and detective measures, we cannot be considered immune from potential impacts arising from emerging cybersecurity threats, which could result in future incidents. We intend to continue enhancing our cybersecurity and operational resilience capabilities, including improvements in detection technologies, vulnerability management processes, and business continuity preparedness, consistent with international security frameworks and evolving regulatory expectations.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors oversees cybersecurity risk as part of its overall risk oversight responsibilities and receives periodic updates from management regarding our cybersecurity posture, risk landscape, operational resilience preparedness, and mitigation initiatives, which are finally approved by them.